Liquidity Risk - Summary of Wholesale Funding by Currency (Details) - Liquidity risk	Dec. 31, 2023	Dec. 31, 2022
Sterling
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	63.00%	63.00%
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	40.00%	28.00%
Sterling | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	71.00%	74.00%
Sterling | Senior unsecured – public benchmark | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	24.00%	18.00%
Sterling | Senior unsecured – public benchmark | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	21.00%	18.00%
Sterling | Senior unsecured – privately placed | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%
Sterling | Senior unsecured – privately placed | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	98.00%	95.00%
Sterling | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	88.00%	75.00%
Sterling | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	29.00%
Sterling | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	29.00%	56.00%
Sterling | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	54.00%	43.00%
Sterling | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	0.00%
Sterling | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	76.00%	48.00%
US Dollar
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	22.00%	21.00%
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	47.00%	51.00%
US Dollar | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	14.00%	12.00%
US Dollar | Senior unsecured – public benchmark | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	59.00%	58.00%
US Dollar | Senior unsecured – public benchmark | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	56.00%	62.00%
US Dollar | Senior unsecured – privately placed | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Senior unsecured – privately placed | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	12.00%	25.00%
US Dollar | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	97.00%	71.00%
US Dollar | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	70.00%	42.00%
US Dollar | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	5.00%	12.00%
US Dollar | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	24.00%	52.00%
Euro
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	14.00%	16.00%
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	13.00%	20.00%
Euro | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	15.00%	14.00%
Euro | Senior unsecured – public benchmark | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	16.00%	24.00%
Euro | Senior unsecured – public benchmark | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	23.00%	20.00%
Euro | Senior unsecured – privately placed | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Senior unsecured – privately placed | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	2.00%	5.00%
Euro | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	2.00%	0.00%
Euro | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	2.00%
Euro | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	39.00%	45.00%
Euro | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	1.00%
Other | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Senior unsecured – public benchmark | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Senior unsecured – public benchmark | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Senior unsecured – privately placed | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other | Senior unsecured – privately placed | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	2.00%	0.00%
Other | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%